Risk Management (Details) - Schedule of maturity analysis of assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 133,439	$ 192,460	$ 184,732	$ 104,150
Term deposits	172,212	119,753
Insurance receivables	166,605	112,975
Investments	438,087	253,722
Investments in associates	11,583	13,062
Reinsurance share of outstanding claims	187,485	176,212
Reinsurance share of unearned premiums	50,077	33,917
Deferred excess of loss premiums	17,095	15,173
Deferred policy acquisition costs	55,172	41,713
Other assets	9,562	7,754
Investment properties	20,012	25,712
Property, premises and equipment	13,168	12,735
Intangible assets	4,710	3,886
TOTAL ASSETS	1,279,207	1,009,074
LIABILITIES
Gross outstanding claims	492,255	413,053
Gross unearned premiums	277,268	206,214
Insurance payables	83,461	53,544
Other liabilities	20,491	14,863
Deferred tax liabilities	55	347
Unearned commissions	11,038	8,910	8,010	10,354
TOTAL LIABILITIES	884,568	696,931
EQUITY
Common shares at par value	486
Share premium	157,677
Warrants	9,210
Share capital		143,376
Contributed capital		2,773
Treasury shares		(20,103)
Foreign currency translation reserve	(349)	(333)
Fair value reserve	18,160	4,274	954	14,209
Retained earnings	209,455	182,156
TOTAL EQUITY	394,639	312,143	$ 301,165	$ 301,401
TOTAL LIABILITIES AND EQUITY	1,279,207	1,009,074
Less than 1 year [Member]
ASSETS
Cash and cash equivalents	128,039	192,460
Term deposits	133,510	119,753
Insurance receivables	164,778	110,219
Investments	105,323	58,453
Investments in associates
Reinsurance share of outstanding claims	83,210	81,410
Reinsurance share of unearned premiums	47,186	30,227
Deferred excess of loss premiums	17,095	15,173
Deferred policy acquisition costs	39,266	28,370
Other assets	9,562	7,754
Investment properties
Property, premises and equipment
Intangible assets
TOTAL ASSETS	727,969	643,819
LIABILITIES
Gross outstanding claims	210,536	172,243
Gross unearned premiums	222,124	159,660
Insurance payables	78,461	53,544
Other liabilities	18,298	13,821
Deferred tax liabilities	55	347
Unearned commissions	10,012	7,531
TOTAL LIABILITIES	539,486	407,146
EQUITY
Common shares at par value
Share premium
Warrants
Share capital
Contributed capital
Treasury shares
Foreign currency translation reserve
Fair value reserve
Retained earnings
TOTAL EQUITY
TOTAL LIABILITIES AND EQUITY	539,486	407,146
More than one year [Member]
ASSETS
Cash and cash equivalents	5,400
Term deposits	38,702
Insurance receivables	1,827	2,756
Investments	288,301	152,847
Investments in associates
Reinsurance share of outstanding claims	104,275	94,802
Reinsurance share of unearned premiums	2,891	3,690
Deferred excess of loss premiums
Deferred policy acquisition costs	15,906	13,343
Other assets
Investment properties
Property, premises and equipment	13,168	12,735
Intangible assets	4,710	3,886
TOTAL ASSETS	475,180	284,059
LIABILITIES
Gross outstanding claims	281,719	240,810
Gross unearned premiums	55,144	46,554
Insurance payables	5,000
Other liabilities	2,193	1,042
Deferred tax liabilities
Unearned commissions	1,026	1,379
TOTAL LIABILITIES	345,082	289,785
EQUITY
Common shares at par value
Share premium
Warrants	9,210
Share capital
Contributed capital
Treasury shares
Foreign currency translation reserve
Fair value reserve
Retained earnings
TOTAL EQUITY	9,210
TOTAL LIABILITIES AND EQUITY	354,292	289,785
No term [Member]
ASSETS
Cash and cash equivalents
Term deposits
Insurance receivables
Investments	44,463	42,422
Investments in associates	11,583	13,062
Reinsurance share of outstanding claims
Reinsurance share of unearned premiums
Deferred excess of loss premiums
Deferred policy acquisition costs
Other assets
Investment properties	20,012	25,712
Property, premises and equipment
Intangible assets
TOTAL ASSETS	76,058	81,196
LIABILITIES
Gross outstanding claims
Gross unearned premiums
Insurance payables
Other liabilities
Deferred tax liabilities
Unearned commissions
TOTAL LIABILITIES
EQUITY
Common shares at par value	486
Share premium	157,677
Warrants
Share capital		143,376
Contributed capital		2,773
Treasury shares		(20,103)
Foreign currency translation reserve	(349)	(333)
Fair value reserve	18,160	4,274
Retained earnings	209,455	182,156
TOTAL EQUITY	385,429	312,143
TOTAL LIABILITIES AND EQUITY	$ 385,429	$ 312,143